UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 March 2002

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Rhumbline Advisers
Address: 30 Rowes Wharf
Boston, MA 02110-3326

Form 13F File Number: 028-05909
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kim R. McCant
Title: Compliance Director
Phone: (617) 345-0434

Signature, Place, and Date of Signing:

Kim R. McCant	Boston, MA	3/31/2002
[Signature]	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 135

Form 13F Information Table Value Total: $ 198,475 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     COLUMN 1      COL 2   COL 3   COL 4  COL 5     COL 6  COL 7COL 8
                                          AMOUNT & TYPE         VOTING AUTH
      ISSUER      TITLE OF CUSIP  VALUE (xAMT. SH/INV. DISCOTH. SOLSHARNONE

3M COMPANY COM    COMM. ST88579Y10 $2,450 21300SH   SOLE
ABBOTT LABS COM   COMM. ST00282410 $5,213 99100SH   SOLE
AGILENT TECHNOLOGICOMM. ST00846u10  $180   5148SH   SOLE
ALLSTATE CORP COM COMM. ST02000210  $767  20300SH   SOLE
AMERICAN ELEC PWR COMM. ST02553710  $475  10300SH   SOLE
AMERICAN INTL GROUCOMM. ST02687410 $3,770 52259SH   SOLE
AMGEN INC COM     COMM. ST03116210 $3,163 53000SH   SOLE
ANHEUSER BUSCH COSCOMM. ST03522910 $5,074 97200SH   SOLE
AOL TIME WARNER INCOMM. ST00184A10 $1,016 42950SH   SOLE
APPLIED MATLS INC COMM. ST03822210  $201   3700SH   SOLE
AT&T GROUP        COMM. ST00195710 $1,989 12667SH   SOLE
AT&T WIRLES SERVICCOMM. ST00209a10  $365  40764SH   SOLE
AUTOMATIC DATA PROCOMM. ST05301510 $1,841 31600SH   SOLE
AVAYA, INC        COMM. ST05349910  $17    2268SH   SOLE
BAKER HUGHES INC CCOMM. ST05722410  $455  11900SH   SOLE
BANK OF AMERICA COCOMM. ST06050510 $1,041 15300SH   SOLE
BELLSOUTH CORP COMCOMM. ST07986010 $3,815 10350SH   SOLE
BOEING CO COM     COMM. ST09702310  $680  14100SH   SOLE
BP AMOCO P L C SPOCOMM. ST05562210  $680  12800SH   SOLE
BRISTOL MYERS SQUICOMM. ST11012210 $3,259 80500SH   SOLE
BURLINGTON NORTHN COMM. ST12189T10  $655  21700SH   SOLE
CARVER BANCORP INCCOMM. ST14687510  $391  34300SH   SOLE
CHEVRONTEXACO CORPCOMM. ST16676410 $4,820 53400SH   SOLE
CIGNA CORP COM    COMM. ST12550910  $801   7900SH   SOLE
CISCO SYS INC COM COMM. ST17275R10 $1,488 87900SH   SOLE
CITIGROUP INC COM COMM. ST17296710 $2,070 41800SH   SOLE
COCA COLA CO COM  COMM. ST19121610 $4,003 76600SH   SOLE
COMPUTER ASSOC INTCOMM. ST20491210 $2,288 10450SH   SOLE
CONAGRA FOODS INC COMM. ST20588710  $786  32400SH   SOLE
CONOCO INC CL A   COMM. ST20825150  $697  23900SH   SOLE
CONSTELLATION ENERCOMM. ST21037110  $342  11100SH   SOLE
CRESCENT REAL ESTACOMM. ST22575610  $272  14000SH   SOLE
DELL COMPUTER CORPCOMM. ST24702510  $418  16000SH   SOLE
DISNEY WALT CO DELCOMM. ST25468710  $706  30600SH   SOLE
DOMINION RES INC VCOMM. ST25746U10  $841  12900SH   SOLE
DOW CHEM CO COM   COMM. ST26054310 $1,168 35700SH   SOLE
DU PONT E I DE NEMCOMM. ST26353410 $2,772 58800SH   SOLE
DUKE POWER CO COM COMM. ST26439910 $3,508 92800SH   SOLE
DYNACQ INTL INC COCOMM. ST26791930  $91    6000SH   SOLE
E M C CORP MASS COCOMM. ST26864810  $33    2800SH   SOLE
ELECTRONICS BOUTIQCOMM. ST28604510 $3,030 87750SH   SOLE
EMERSON ELEC CO COCOMM. ST29101110  $488   8500SH   SOLE
ENTERGY CORP COM  COMM. ST29364G10  $803  18500SH   SOLE
EXXON MOBIL CORP CCOMM. ST30231G10 $4,630 10563SH   SOLE
FIRST HORIZON PHARCOMM. ST32051K10 $1,604 71750SH   SOLE
FPL GROUP INC COM COMM. ST30257110  $685  11500SH   SOLE
GEMSTAR-TV GUIDE ICOMM. ST36866w10  $762  51500SH   SOLE
GENERAL DYNAMICS CCOMM. ST36955010  $329   3500SH   SOLE
GENERAL ELEC CO COCOMM. ST36960410 $3,584 95700SH   SOLE
GENERAL MLS INC COCOMM. ST37033410 $1,153 23600SH   SOLE
GENERAL MTRS CORP COMM. ST37044210  $919  15200SH   SOLE
GOLDEN WEST FINL DCOMM. ST38131710 $3,572 56250SH   SOLE
HARTFORD FINANCIALCOMM. ST41651510  $763  11200SH   SOLE
HEINZ H J CO COM  COMM. ST42307410  $676  16300SH   SOLE
HEWLETT PACKARD COCOMM. ST42823610 $1,188 66200SH   SOLE
HOME DEPOT INC COMCOMM. ST43707610  $525  10800SH   SOLE
HONEYWELL INC COM COMM. ST43851610  $432  11300SH   SOLE
I2 TECHNOLOGIES INCOMM. ST46575410  $724  14300SH   SOLE
ICU MED INC COM   COMM. ST44930G10  $655  18000SH   SOLE
IKON OFFICE SOLUTICOMM. ST45171310  $820  70000SH   SOLE
ILLINOIS TOOL WKS COMM. ST45230810  $716   9900SH   SOLE
INFORMATICA CORP CCOMM. ST45666Q10  $471  65000SH   SOLE
INTEL CORP COM    COMM. ST45814010 $3,652 12010SH   SOLE
INTERNATIONAL BNCSCOMM. ST45904410 $1,573 35650SH   SOLE
INTERNATIONAL BUS COMM. ST45920010 $2,954 28400SH   SOLE
INTERNATIONAL PAPECOMM. ST46014610  $438  10180SH   SOLE
JOHNSON & JOHNSON COMM. ST47816010 $6,196 95400SH   SOLE
JP MORGAN CHASE &CCOMM. ST46625H10  $449  12600SH   SOLE
K MART CORP COM   COMM. ST48258410  $68   42300SH   SOLE
KELLOGG CO COM    COMM. ST48783610  $557  16600SH   SOLE
KIMBERLY CLARK CORCOMM. ST49436810  $582   9000SH   SOLE
LILLY ELI & CO COMCOMM. ST53245710 $4,298 56400SH   SOLE
LUCENT TECHNOLOGIECOMM. ST54946310  $129  27220SH   SOLE
LYONDELL CHEMICAL COMM. ST55207810  $272  16400SH   SOLE
MARTHA STEWART LIVCOMM. ST57308310 $1,260 70400SH   SOLE
MASTEC INC COM    COMM. ST57632310 $3,309 41105SH   SOLE
MCDATA CORPORATIONCOMM. ST58003120   $1     103SH   SOLE
MCDONALDS CORP COMCOMM. ST58013510 $2,031 73200SH   SOLE
MERCK & CO INC COMCOMM. ST58933110 $3,115 54100SH   SOLE
MGIC INVT CORP WISCOMM. ST55284810  $719  10500SH   SOLE
MICROSOFT         COMM. ST59491810 $2,491 41300SH   SOLE
MIRANT CORP COM   COMM. ST60467510  $279  19324SH   SOLE
MOTOROLA INC COM  COMM. ST62007610  $371  26100SH   SOLE
MOVADO GROUP INC CCOMM. ST62458010  $918  41800SH   SOLE
NETIQ CORP COM    COMM. ST64115P10 $1,435 65800SH   SOLE
NORTHEAST UTILS COCOMM. ST66439710  $715  36000SH   SOLE
NUMERICAL TECHNOLOCOMM. ST67053T10   $7     500SH   SOLE
OCCIDENTAL PETE CPCOMM. ST67459910  $834  28600SH   SOLE
OPTION CARE INC COCOMM. ST68394810  $314  19000SH   SOLE
ORIENTAL FINL GROUCOMM. ST68618W10 $1,230 58006SH   SOLE
PEDIATRIX MED GROUCOMM. ST70532410 $3,098 76000SH   SOLE
PEPSICO INC COM   COMM. ST71344810 $5,191 10080SH   SOLE
PFIZER INC COM    COMM. ST71708110 $3,910 98400SH   SOLE
PHILIP MORRIS COS COMM. ST71815410  $943  17900SH   SOLE
PHILLIPS PETE CO CCOMM. ST71850710  $760  12100SH   SOLE
PNC BK CORP COM   COMM. ST69347510  $184   3000SH   SOLE
POPULAR INC       COMM. ST73317410 $2,639 90300SH   SOLE
PROCTER & GAMBLE CCOMM. ST74271810 $4,315 47900SH   SOLE
PROGRESS ENERGY INCOMM. ST74326310  $495   9900SH   SOLE
QWEST COMMUNICATIOCOMM. ST74912110  $699  85082SH   SOLE
R & G FINANCIAL COCOMM. ST74913610 $1,492 74850SH   SOLE
RADIO ONE INC CL ACOMM. ST75040P10  $762  35000SH   SOLE
RADIO ONE INC CL DCOMM. ST75040P40  $954  46300SH   SOLE
RELIANT ENERGY INCCOMM. ST75952J10  $570  22100SH   SOLE
RENAISSANCE LEARNICOMM. ST75968L10 $3,084 94300SH   SOLE
S&P DEPOSITORY RECCOMM. ST78462F10 $4,615 40300SH   SOLE
SBC COMMUNICATIONSCOMM. ST78387G10 $3,868 10331SH   SOLE
SCHERING PLOUGH COCOMM. ST80660510 $3,243 10360SH   SOLE
SEARS ROEBUCK & COCOMM. ST81238710  $605  11800SH   SOLE
SOLECTRON CORP COMCOMM. ST83418210 $1,567 20090SH   SOLE
SOUTHERN CO COM   COMM. ST84258710 $1,287 48600SH   SOLE
SPANISH BROADCASTICOMM. ST84642588  $474  35000SH   SOLE
SPRINT CORP (FON GCOMM. ST85206110  $147   9600SH   SOLE
SPRINT CORP (PCS GCOMM. ST85206150  $49    4800SH   SOLE
SUN MICROSYSTEMS ICOMM. ST86681010  $325  36800SH   SOLE
SUNRISE TELECOM INCOMM. ST86769Y10  $89   28750SH   SOLE
SUNTRUST BKS INC CCOMM. ST86791410  $167   2500SH   SOLE
TEXAS INSTRS INC CCOMM. ST88250810 $3,360 10150SH   SOLE
USA EDUCATION INC COMM. ST90390U10  $910   9300SH   SOLE
UST INC COM       COMM. ST90291110 $1,012 26000SH   SOLE
VERIZON COMMUNICATCOMM. ST92343v10 $4,005 86886SH   SOLE
VIACOM INC CL B   COMM. ST92552430  $242   5000SH   SOLE
VODAFONE GROUP PLCCOMM. ST92857W10  $673  36500SH   SOLE
WAL MART STORES INCOMM. ST93114210  $196   3200SH   SOLE
WASHINGTON MUT INCCOMM. ST93932210  $679  20500SH   SOLE
WASTE MGMT INC COMCOMM. ST94106L10  $507  18600SH   SOLE
WEBEX COMMUNICATIOCOMM. ST94767L10  $872  53000SH   SOLE
WELLS FARGO & CO DCOMM. ST94974610  $573  11600SH   SOLE
WENDYS INTL INC COCOMM. ST95059010 $1,039 29700SH   SOLE
WORLDCOM INC-WORLDCOMM. ST98157D10  $141  20850SH   SOLE
WORLDCOM-MCI GROUPCOMM. ST98157D30   $5     834SH   SOLE
WYETH COM         COMM. ST98302410 $4,346 66200SH   SOLE
XL CAPITAL LTD CL COMM. STG9825510  $756   8100SH   SOLE
YAHOO INC COM     COMM. ST98433210  $59    3200SH   SOLE
ZIMMER HOLDINGS INCOMM. ST98956P10  $244   7180SH   SOLE